Notes to Profit or Loss - Summary of Reconciliation of Expected Income Tax Expense with Actual Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings Before Income Taxes		€ (106,520,000)	€ (60,477,000)	€ (68,790,000)
Expected Tax Rate	21.70%	26.675%	26.675%	26.675%
Expected Income Tax		€ 28,414,000	€ 16,132,000	€ 18,350,000
Tax Effects Resulting from:
Share-based Payment		(387,000)	(363,000)	(290,000)
Permanent Differences		(101,000)	0	0
Non-Tax-Deductible Items		(151,000)	(126,000)	(134,000)
Differences in Profit or Loss-Neutral Adjustments		(310,000)	3,716,000	37,000
Non-Recognition of Deferred Tax Assets on Temporary Differences		0	(349,000)	3,256,000
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses		(24,285,000)	(14,497,000)	(22,007,000)
Tax Rate Differences to Local Tax Rates		(1,461,000)	(268,000)	(71,000)
Effect of Tax Rate Changes		1,789,000	0	0
Prior Year Taxes		0	1,000	(171,000)
Other Effects		(2,000)	59,000	(6,000)
Actual Income Tax		€ 3,506,419	€ 4,304,674	€ (1,036,365)